Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Balanced Fund - Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Variable Portfolio – Balanced Fund - Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Balanced Fund - Class 1 | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Uniform Mortgage-Backed Security TBA07/14/2055 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Balanced Fund - Class 1 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Balanced Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Variable Portfolio – Balanced Fund - Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Balanced Fund - Class 2 | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Uniform Mortgage-Backed Security TBA07/14/2055 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Balanced Fund - Class 2 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Balanced Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Variable Portfolio – Balanced Fund - Class 3 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Balanced Fund - Class 3 | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Uniform Mortgage-Backed Security TBA07/14/2055 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Balanced Fund - Class 3 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Balanced Fund - Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%